Significant Accounting Policies (Revenue Recognition) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 1,172,252		$ 1,124,158		$ 908,357
Without adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,156,522		1,102,341
With adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,172,252	[1]	1,124,158	[1]	908,357	[2]
Search and search-related advertising revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,073,173		1,023,132		801,551
Search and search-related advertising revenues [Member] | Without adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,057,443		1,001,315
Search and search-related advertising revenues [Member] | With adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,073,173	[1]	1,023,132	[1]	801,551	[2]
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	99,079		101,026		106,806
Other revenues [Member] | With adoption of ASC 606 [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 99,079	[1]	$ 101,026	[1]	$ 106,806	[2]

[1]	Search and search-related advertising revenues would be US$1,001,315 and US$1,057,443, and total revenues would be US$1,102,341 and US$1,156,522, for the years ended December 31, 2018 and 2019, respectively, without the adoption of ASC 606.
[2]	As noted above, prior-period amounts have not been adjusted, pursuant to the modified retrospective method.